Private Placements (Details) - PLUM ACQUISITION CORP. I [Member] - USD ($)		12 Months Ended
	Apr. 14, 2021	Dec. 31, 2023
Private Placement Warrants [Member]
Private Placements [Line Items]
Aggregate purchase price		$ 9,000,000
Warrant [Member]
Private Placements [Line Items]
Net Proceeds	$ 384,327
Class A Ordinary Shares [Member] | Warrant [Member]
Private Placements [Line Items]
Warrant issued	256,218
Private Placement [Member] | Private Placement Warrants [Member]
Private Placements [Line Items]
Warrant issued		6,000,000
Warrant price per share		$ 1.5
Private Placement [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Private Placements [Line Items]
Warrant price per share	$ 1.5